Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share-based compensation
ASML has the following plans in place for its employees:
–Long-term incentive bonus plans
–Option plans
–Employee purchase plan
Long-term incentive bonus plans
Our LTI plans are covered by an overarching Employee Umbrella Share Plan, which is effective as of January 1, 2014, and covers all employees. The main purpose of the grants of Equity Incentives under this Employee Umbrella Share Plan is to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. All grants under the Employee Umbrella Share Plan typically have a 2.5 to 3 year vesting period and are subject to performance and/or service criteria.
As part of our long-term incentive (LTI) bonus, employees can be granted either a service or performance share-based payment plan. For service-type plans, shares are granted at grant date and after having been in service for a set period, the participant is awarded these shares at the vesting date. For performance plans, the same conditions apply as a service-type plan. Additionally, the shares are conditionally granted and awarded based on the company specific performance criteria, which can be split between market and non-market-based elements. These shares vest after completion of the service period and the performance reached at vesting date.
The General Meeting approved the adoption of the most recent remuneration policy for the Board of Management and the number of shares to be issued. The most recent remuneration policy includes the target and maximum levels of the LTI plans, the performance measures and pay-out zone percentages. The policies for employees are approved by the Board of Management. The General Meeting also approved the restrictions and limits to the Board of Management for issuance/granting of ordinary shares, limits for restricting or excluding the preemption rights accruing to shareholder and the restrictions and limits to the Board of Management for repurchasing ordinary shares on behalf of the company.
The table below shows the performance criteria and the corresponding weight of the LTI performance plans granted in 2022.

LTI performance plan criteria	Market/Non-Market element	Weight
Relative TSR	Market	30%
Cash Conversion Rate % (3-year average)	Non-Market	30%
Technology Leadership Index	Non-Market	20%
ESG Measures	Non-Market	20%
Total		100%
Accounting Policy
The fair value of the market-based element is measured at the grant date incorporating the expected vesting and expected value at vesting, using a tailored Monte Carlo simulation model. The fair value of the service plans and the non-market-based elements of the performance plans is the share price at grant date less the present value of expected dividends during the vesting period, as participants are not entitled to dividends payable and voting rights during the vesting period. The likelihood of the conditions being met for service and non-market performance plans is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest.
Participants are entitled to a conditional grant of company shares upon awarding. Performance plans are subject to cliff vesting and are accounted for on a straight-line basis. Service only plans are subject to graded vesting. Each installment of the plan is therefore accounted as a separate grant with a separate fair value. This means that each installment will be separately measured and attributed to expense over the related vesting period. Expenses for the market-based element are recognized during vesting at a fixed vesting level (as the vesting expectation is incorporated in the fair value) provided that all other performance conditions are met. Expenses for the non-market-based elements and service plans are recognized during vesting at expected vesting levels, which are updated during vesting period as necessary, with a final update/adjustment at vesting date. All share-based remuneration expenses are recognized as personnel expense, with a corresponding entry in equity, during the vesting period of the award. Share-based remuneration expenses are included in the same income statement line or lines in the functional grouped consolidated statement of operations as the compensation paid to the employees receiving the stock-based awards.
The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include a market-based performance criteria, are set out in the following table:

Year ended December 31	2020	2021	2022
Share price in € at grant date	270.7	462.9	548.0
Expected volatility ASML	28.9%	38.5%	41.8%
Expected volatility PHLX index	24.7%	35.3%	n/a
Average volatility of the peer group (market practice)	n/a	n/a	47.8%
Vesting period	2.9 years	2.9 years	2.7 years
Dividend yield	0.9%	0.6%	1.0%
Risk free interest rate (Eurozone)	(0.6)%	(0.8)%	0.5%
Risk free interest rate (US)	1.5%	0.2%	2.8%
Expenses for LTI plans, including the Board of Management, were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Total incurred expenses	53.9	117.5	68.9
Recognized income tax benefit (excluding excess income tax benefits)	6.6	8.2	10.2
Total expected expenses in future periods	85.9	125.4	113.0
Weighted average period in which these expected expenses are to be recognized	1.6 years	1.7 years	1.4 years
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2020	2021	2022	2020	2021	2022
Total fair value at vesting date of shares vested during the year (in millions)	124.9	156.9	120.6	133.9	164.0	149.6
Weighted average fair value of shares granted	297.05	547.79	578.65	302.75	498.64	553.61
A summary of the status of conditionally outstanding shares as of December 31, 2022, and changes during the year ended December 31, 2022, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2022	452,205	303.32	297,001	416.07
Granted	88,432	578.65	230,568	553.61
Vested	(239,685)	247.17	(273,861)	418.03
Forfeited	(8,187)	239.82	(15,314)	487.93
Conditional shares outstanding at December 31, 2022	292,765	434.10	238,394	542.22
Option plans
Since 2017, we no longer grant any options, but there are still outstanding options which may be exercised by employees.
Accounting Policy
The grant-date fair value of stock options was estimated using a Black-Scholes option valuation model. This Black-Scholes model required the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro denominated European government agency bonds with high credit ratings and with a life equal to the expected life of the equity settled share-based payments. Our option plans typically vest over a 3-year service period with any unexercised stock options expiring 10 years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. The purchase of shares against the exercise price is settled with the employees involved through deductions on their salary and the issuance of shares upon exercising the stock options are deducted from our treasury shares.
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2020	2021	2022	2020	2021	2022
Weighted average share price at the exercise date of stock options	302.20	583.33	494.14	355.44	658.16	565.39
Aggregate intrinsic value of stock options exercised (in millions)	4.8	5.7	4.4	3.7	4.1	1.6
Weighted average remaining contractual term of currently exercisable options (in years)	3.55	2.81	2.08	3.66	2.93	2.09
Aggregate intrinsic value of exercisable stock options (in millions)	22.4	36.7	20.3	16.9	24.9	14.6
Aggregate intrinsic value of outstanding stock options (in millions)	22.4	36.7	20.3	16.9	24.9	14.6
The number and weighted average exercise prices of stock options as of December 31, 2022, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2022	57,923	73.87	35,251	90.36
Granted [1]	—	—	—	—
Exercised	(10,016)	55.49	(3,113)	64.73
Forfeited	—	—	—	—
Expired	(300)	40.03	—	—
Outstanding, December 31, 2022	47,607	77.95	32,138	92.84
Exercisable, December 31, 2022	47,607	77.95	32,138	92.84
1.As of 2017, we no longer grant options to our employees.
Details with respect to stock options exercised in the relevant year and outstanding stock options as of December 31, 2022, are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (USD)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
50–60	5,268	0.96	50–60	—	0.00
60–70	10,773	0.96	60–70	278	0.06
70–80	10,109	2.35	70–80	828	0.30
80–90	10,791	2.83	80–90	8,855	1.90
90–100	10,666	2.73	90–100	15,308	2.05
100–110	—	0.00	100–110	6,869	2.74
Total	47,607	2.08	Total	32,138	2.09
Employee Purchase Plan
Additionally, we also offer an Employee Purchase Plan to our payroll employees, except the Board of Management who is excluded from participation in this plan. Through this plan, payroll employees are given the opportunity to buy our shares through their monthly paycheck. The maximum amount for which employees can participate in the plan amounts to 10.0% of their annual gross base salary. When employees retain the shares for a minimum of 12 months, we will pay out a 20.0% gross cash bonus on the initial participation amount.
Accounting Policy
Employee purchase plans are accounted on an accrual basis. The shares for employee purchase plans are issued on a quarterly basis and the share purchase price is based on the closing share price of our listed shares on grant date, which is the date after our quarterly filings. The purchased shares by employees are issued from our treasury shares.
In 2022, ASML received €81.8 million (2021: €49.0 million and 2020: €37.9 million) from issuance of shares for this plan.